Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Policy Account Balance And Market Risk Benefits (Detail) - Variable Annuity And Variable Life Insurance - JPY (¥)
¥ in Millions
	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Policyholder Account Balance [Line Items]
Beginning balance	¥ 163,734	¥ 198,905
Effect of changes other than through net income and other comprehensive income	(20,556)	(28,754)
Surrenders and withdrawals	(5,848)	(4,083)
Transfer in	(6,361)	(14,093)
Benefit payments	(8,309)	(10,762)
Others	(38)	184
Changes through net income	14,428	(6,343)
Effect of changes in fair value of corresponding investment assets	21,381	(2,347)
Fee income	(2,806)	(3,938)
Effect of changes in fair value of market risk benefits	(4,147)	(58)
Changes through other comprehensive income	207	(74)
Effect of changes in the instrument-specific credit risk	207	(74)
Ending balance	157,813	163,734
Policyholder account balances	155,417	157,399
Market risk benefits	2,396	6,335
Total	¥ 157,813	¥ 163,734